Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 02, 2015	Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	FIRST FARMERS & MERCHANTS CORP
Entity Central Index Key	0000703329
Trading Symbol	fime
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 128,357,242
Entity Common Stock, Shares Outstanding		4,900,576
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014